Hedge accounting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary of detailed information about hedging instruments

The Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Nominal value	Variation in the amounts used to calculate hedge ineffectiveness
Strategies	Assets	Liabilities
March 31, 2020
Foreign exchange risk
Hedge of net investment in foreign operations	228,563	—	52,428	385,484	(56,496)

Total	228,563	—	52,428	385,484	(56,496)

December 31, 2019
Foreign exchange risk
Hedge of net investment in foreign operations	186,412	—	5,946	248,896	(7,133)

Total	186,412	—	5,946	248,896	(7,133)

The Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Nominal value	Variation in the amounts used to calculate hedge ineffectiveness
Strategies	Assets	Liabilities
2019
Foreign exchange risk
Hedge of net investment in foreign operations	186,412	—	5,946	248,896	(7,133)

Total	186,412	—	5,946	248,896	(7,133)

2018
Foreign exchange risk
Hedge of net investment in foreign operations	147,179	—	18,645	225,901	(17,495)

Total	147,179	—	18,645	225,901	(17,495)

2017
Foreign exchange risk
Hedge of net investment in foreign operations	100,323	—	2,034	145,552	(2,386)

Total	100,323	—	2,034	145,552	(2,386)